Income Taxes (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Deferred
Federal			$ (254,140)
Valuation allowance			$ 254,140
Income tax provision	$ 62,878	$ 62,878